Shareholders' equity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Capital reserve	R$ 388,236	R$ 373,020
Special Reserve of goodwill	353,604	353,604
Long-term incentive plan	10,635	19,416
Other capital reserves	R$ 23,997